REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregation of revenue

				HQ and
Year ended December 31, 2018:	Russia*	Ukraine	Other	elimination	Consolidated
Revenue
Mobile services	312,649	28,828	6,687	(3,274)	344,889
Fixed line services	60,401	255	199	(59)	60,796
Finance services	11,851	—	0	—	11,851
Integration services	7,392	—	0	(655)	6,737
Sales of goods	69,174	634	643	(1,048)	69,403
Other services	1,269	—	—	—	1,269
Eliminations	(14,652)	—		—	(14,652)

Total revenue	448,083	29,717	7,529	(5,037)	480,293

* Comprised of the following segments: Russia convergent, Moscow fixed line, MTS Bank and Other (excluding MTS Armenia)

				HQ and
Year ended December 31, 2017:	Russia*	Ukraine	Other	elimination	Consolidated
Revenue
Mobile services	303,991	25,815	9,588	(3,819)	335,575
Fixed line services	60,782	226	160	(68)	61,101
Finance services	—	—	—	—	—
Integration services	5,571	—	—	(916)	4,655
Sales of goods	52,536	62	381	(829)	52,149
Other services	—	—	—	—	—
Eliminations	(10,568)	—	—	—	(10,568)

Total revenue	412,312	26,103	10,129	(5,632)	442 911

				HQ and
Year ended December 31, 2016:	Russia*	Ukraine	Other	elimination	Consolidated
Revenue
Mobile services	294,988	28,851	12,695	(5,288)	331,246
Fixed line services	61,166	277	98	(56)	61,485
Finance services	—	—	—	—	—
Integration services	5,603	—	—	(996)	4,607
Sales of goods	49,648	59	319	(821)	49,205
Other services	—	—	—	—	—
Eliminations	(10,851)	—	—	—	(10,851)

Total revenue	400,554	29,187	13,111	(7,160)	435,692

Schedule of receivables, contract assets and contract liabilities from contracts with customer

	As of
	December 31,	January 1,
	2018	2018
Receivables	28,097	14,271
Contract assets	105	—
Total assets	28,202	14,271
Less current portion	(28,192)	(14,271)
Total non-current assets	10	—
Contract liabilities	(22,155)	(18,461)
Thereof:
Mobile and fixed telecommunication services	(20,094)	(17,156)
Other services	(1,741)	(1,084)
Loyalty programme	(320)	(221)
Total liabilities	(22,155)	(18,461)
Less current portion	21,597	17,696
Total non-current liabilities	(558)	(765)

Schedule of changes in the contract assets and the contract liabilities

	Contract	Contract
	assets	liabilities

Balance as of January 1, 2018		(18,461)

Revenue recognised that was included in the contract liability balance at the beginning of the period	—	10,999
Increase due to cash received, excluding amount recognised as revenue during the period	—	(14,390)
Transfers from contract assets to receivables Effect of changes in estimates	105	—
Business combinations	—	(303)
Balance as of December 31, 2018	105	(22,155)

Schedule of revenue related to performance obligations that are unsatisfied

	2019	2020-2024	2025-2029	After 2029	Total
Mobile telecommunication services	(19,536)	(541)	(17)	—	(20,094)
Other services	(1,741)				(1,741)
Loyalty programme	(320)	—	—	—	(320)

Schedule of capitalized cost to obtain and fulfill contracts

	December 31,	January 1,
	2018	2018
Cost to obtain contracts	7,017	6,829
Cost to fulfull contracts	1,614	966